Borrowings - Summary of Repayment Years for Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Short-term bank loans, overdrafts and commercial paper	£ 464	£ 521
Term debt	4,412	4,308
Finance Lease	10	14
Total	4,886	4,843
Within 1 year [member]
Disclosure of detailed information about borrowings [line items]
Short-term bank loans, overdrafts and commercial paper	464	521
Term debt	209	633
Finance Lease	5	5
Total	678	1,159
1-2 years [member]
Disclosure of detailed information about borrowings [line items]
Term debt	593	219
Finance Lease	3	4
Total	596	223
2-3 years [member]
Disclosure of detailed information about borrowings [line items]
Term debt	508	700
Finance Lease	2	3
Total	510	703
3-4 years [member]
Disclosure of detailed information about borrowings [line items]
Term debt	444	496
Finance Lease		2
Total	444	498
4-5 years [member]
Disclosure of detailed information about borrowings [line items]
Term debt	644
Total	644
More than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Term debt	2,014	2,260
Total	2,014	2,260
More than 1 year [member]
Disclosure of detailed information about borrowings [line items]
Term debt	4,203	3,675
Finance Lease	5	9
Total	£ 4,208	£ 3,684